Goodwill - Summary of goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	$ 879	$ 946
Adjustment on currency translation	(53)	(67)
Goodwill at end of period	826	879
Cost
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	16,987	17,341
Goodwill at end of period	15,974	16,987
Accumulated impairment
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	(16,108)	(16,395)
Goodwill at end of period	$ (15,148)	$ (16,108)